Income Taxes - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	R$ 3,545	R$ 1,006
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Maximum percentage of compensation limited to annual taxable income	30.00%